CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Contract revenues		$ 764	$ 703	$ 997
Management contract revenue	[1]	177	289	338
Total operating revenues		1,008	1,059	1,388
Operating expenses
Depreciation		(155)	(346)	(426)
Amortization of intangibles		0	(1)	(134)
Management contract expense	[1]	(174)	(390)	(302)
Selling, general and administrative expenses		(77)	(80)	(95)
Total operating expenses		(1,114)	(1,457)	(1,722)
Other operating items
Loss on impairment of long-lived assets		(152)	(4,087)	0
Loss on impairment of intangibles		0	(21)	0
Gain on disposals		47	15	0
Other operating income	[1]	54	9	39
Total other operating items		(51)	(4,084)	39
Operating loss		(157)	(4,482)	(295)
Financial and other non-operating items
Interest income	[1]	1	9	35
Interest expense		(109)	(409)	(421)
Loss on impairment of investments		0	0	(6)
Share in results from associated companies (net of tax)		3	0	(22)
Fair value measurement on deconsolidation of VIE		0	509	0
Loss on derivative financial instrument		0	(3)	(37)
Foreign exchange loss		(4)	(23)	(11)
Reorganization items, net		(310)	0	0
Other financial and non-operating items	[1]	(11)	(45)	(3)
Total financial and other non-operating items, net		(430)	38	(465)
Loss before income taxes		(587)	(4,444)	(760)
Income tax (expense)/benefit		(5)	(4)	40
Net loss from continuing operations		(592)	(4,448)	(720)
Income/(loss) from discontinued operations		5	(215)	(502)
Net loss		(587)	(4,663)	(1,222)
Net loss attributable to the parent			(4,659)	(1,219)
Net loss attributable to the non-controlling interest		0	(3)	(1)
Net loss attributable to the redeemable non-controlling interest		$ 0	$ (1)	$ (2)
Basic loss per share from continuing operations (usd per share)		$ (5.90)	$ (44.29)	$ (7.16)
Diluted loss per share from continuing operations (usd per share)		(5.90)	(44.29)	(7.16)
Basic loss per share (usd per share)		(5.85)	(46.43)	(12.18)
Diluted loss per share (usd per share)		$ (5.85)	$ (46.43)	$ (12.18)
Reimbursable revenues
Operating revenues
Reimbursable revenues		$ 35	$ 37	$ 41
Operating expenses
Expenses		(32)	(34)	(39)
Other revenues
Operating revenues
Reimbursable revenues	[1]	32	30	12
Vessel and rig operating expenses
Operating expenses
Expenses		$ (676)	$ (606)	$ (726)

[1]	Includes transactions with related parties. Refer to Note 27 - "Related party transactions" for further details.